SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME - General and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
General and administrative expenses	$ 16,748	$ 12,103	$ 9,174
Salaries and related benefits
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
General and administrative expenses	8,492	5,837	3,809
Office expenses
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
General and administrative expenses	2,349	1,366	846
Professional fees
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
General and administrative expenses	3,897	3,245	3,377
Depreciation and amortization
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
General and administrative expenses	1,599	950	589
Others
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
General and administrative expenses	$ 411	$ 705	$ 553